SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A ordinary shares
Allocation of loss, as adjusted	$ (504,750)	$ (115,500)	$ (98,373)	$ (1,412,979)	$ (595,283)
Weighted average shares outstanding, basic	14,375,000	14,239,458	6,029,974	14,375,000	8,695,747
Weighted average shares outstanding, diluted	14,375,000	14,239,458	6,029,974	14,375,000	8,695,747
Basic net loss per common share	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.10)	$ (0.07)
Diluted net loss per common share	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.10)	$ (0.07)
Class B ordinary shares
Allocation of loss, as adjusted	$ (126,188)	$ (29,150)	$ (58,628)	$ (353,245)	$ (246,016)
Weighted average shares outstanding, basic	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Weighted average shares outstanding, diluted	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Basic net loss per common share	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.10)	$ (0.07)
Diluted net loss per common share	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.10)	$ (0.07)